Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2015
Acquisitions and Dispositions [Abstract]
Schedule of Allocation of Purchase Price
The allocation of the purchase price to the fair values of assets acquired and liabilities assumed is presented below:

At November 21, 2014
Cash and cash equivalents	$59.9
Restricted cash	16.0
Accounts receivable	217.1
Notes receivable	22.0
Inventories	134.0
Deferred income taxes, current portion (1)	32.4
Prepaid expenses, deposits and other current assets	71.6
Property and equipment	335.3
Goodwill	2,956.1
Restricted long-term cash and investments	19.3
Intangible assets	1,800.3
Software	308.3
Other assets	61.8
Total assets	6,034.1
Long-term debt, including amounts due within one year	(1,882.9)
Accounts payable	(33.0)
Accrued liabilities	(133.7)
Deferred income taxes (1)	(747.0)
Other long-term liabilities	(37.0)
Total liabilities	(2,833.6)
Total equity purchase price	$3,200.5

(1) Does not reflect adoption of ASU 2015-17.
The allocation of the purchase price to the fair values of assets acquired and liabilities assumed is presented below:

At October 18, 2013
Current assets	$503.9
Long-term notes receivable	76.2
Property, plant and equipment, net	465.8
Goodwill	381.8
Intangible assets	325.0
Intellectual property	201.2
Other long-term assets	7.8
Total assets	1,961.7
Current liabilities	(158.9)
Deferred income taxes	(166.6)
Long-term liabilities	(150.3)
Total liabilities	(475.8)
Total equity purchase price	$1,485.9

Schedule of Property, Plant and Equipment and Intangible Assets Acquired as Part of Business Combination
Our estimates of the fair values of tangible assets and identifiable intangible assets are presented below:

Fair values at October 18, 2013
Land	$14.9
Real property	110.5
Gaming equipment	230.8
Personal property	109.6
Total property and equipment	$465.8

Trade names	$66.0
Product names	39.3
Customer relationships	131.5
Long-term licenses	88.2
Total intangible assets	$325.0
The concluded fair values of tangible assets and identifiable intangible assets are presented below:

Fair values at November 21, 2014
Land and land improvements	$18.1
Buildings and leasehold improvements	36.3
Furniture, fixtures, and other property, plant and equipment	33.6
Gaming equipment	247.3
Total property and equipment	$335.3

Fair values at November 21, 2014
Trade names	$225.0
Brand names	90.7
Core technology and content	734.7
Customer relationships	726.0
Long-term licenses	23.9
Total intangible assets	$1,800.3

Unaudited Pro Forma Information, Actual Since Acquisition
The revenue and loss from continuing operations of Bally from the acquisition date through December 31, 2014 are presented below and included in our Consolidated Statements of Operations and Comprehensive Loss. These amounts are not necessarily indicative of the results of operations that Bally would have realized if it had continued to operate as a stand-alone company during the period presented, primarily due to the elimination of certain headcount and administrative costs since the acquisition date resulting from integration activities or due to costs that are now reflected in our unallocated corporate costs and not allocated to Bally.

From November 21, 2014 through December 31, 2014
Revenue	$151.6
Loss from continuing operations	$(21.1)
The revenue and loss from continuing operations of WMS since the acquisition date through December 31, 2013 that are included in our Consolidated Statements of Operations and Comprehensive Loss are presented below. These amounts are not necessarily indicative of the results of operations that WMS would have realized if it had continued to operate as a stand-alone company during the period presented, primarily due to the elimination of certain headcount and administrative costs since the acquisition date that are the result of integration activities or due to costs that are now reflected in our unallocated corporate costs and not allocated to WMS.

From October 18, 2013 through December 31, 2013
Revenue	$144.7
Loss from continuing operations	$(31.4)
As required by ASC 805, the following unaudited pro forma statements of operations for the years ended December 31, 2014, 2013 and 2012 give effect to the Bally acquisition as if it had been completed on January 1, 2013 and give effect to the WMS acquisition as if it had been completed on January 1, 2012. The unaudited pro forma financial information is presented for illustrative purposes only and is not necessarily indicative of what the operating results actually would have been during the periods presented had the Bally acquisition and the WMS acquisition been completed during the periods presented. In addition, the unaudited pro forma financial information does not purport to project future operating results. The pro forma statements of operations do not fully reflect: (1) any anticipated synergies (or costs to achieve synergies) or (2) the impact of non-recurring items directly related to the Bally acquisition or the WMS acquisition.

	Year Ended December 31,
	2014	2013	2012**
Revenue from Consolidated Statements of Operations and Comprehensive Loss	$1,786.4	$1,090.9	$928.6
Add: Bally revenue not reflected in Consolidated Statements of Operations and Comprehensive Loss *	1,159.5	1,358.6	—
Add: WMS revenue not reflected in Consolidated Statements of Operations and Comprehensive Loss	—	567.4	688.5
Unaudited pro forma revenue	$2,945.9	$3,016.9	$1,617.1

	Year Ended December 31,
	2014	2013	2012**
Net loss from continuing operations from Consolidated Statements of Operations and Comprehensive Loss	$(234.3)	$(25.6)	$(43.9)
Add: Bally net loss from continuing operations not reflected in Consolidated Statements of Operations and Comprehensive Loss plus pro forma adjustments described below *	(195.4)	(349.1)	—
Add: WMS net loss from continuing operations not reflected in Consolidated Statements of Operations and Comprehensive Loss plus pro forma adjustments described below	—	(34.7)	(50.4)
Unaudited pro forma net loss from continuing operations	$(429.7)	$(409.4)	$(94.3)
* Bally acquired SHFL on November 25, 2013. Bally revenue and net loss from continuing operations for the year ended December 31, 2013 have been combined with the historical results of SHFL on a pro forma basis to reflect the pro forma results as if Bally acquired SHFL on January 1, 2013.
** Pro forma adjustments for 2012 only include WMS adjustments, as required by ASC 805.

Schedule of Revenue and Expenses of Discontinued Operations
The pub business was previously included in our Gaming business segment. The revenue and expenses of the discontinued pub operations for the years ended December 31, 2015, 2014, and 2013 were as follows:

	Year Ended December 31,
	2015	2014	2013
Revenue:
Services	$—	$—	$1.8

Operating expenses:
Cost of services (1)	—	—	3.0
Selling, general and administrative	—	—	1.2
Depreciation and amortization	—	—	0.6

Loss from discontinued operations	—	—	(3.0)

Other income, net	—	—	0.8
Income tax expense	—	—	(2.4)

Net loss from discontinued operations	$—	$—	$(4.6)
(1) Exclusive of D&A.